Employee future benefits - Composition of Plan Assets (Details)	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Cash and cash equivalents	2.00%	3.00%
Equity securities	61.00%	59.00%
Debt securities	37.00%	38.00%
Total	100.00%	100.00%